Exit or Disposal Activities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	$ 5,820,000	$ 8,557,000	$ 10,400,000
Provisions in Cost of goods sold or SG&A	13,578,000	4,619,000	7,676,000
Actual expenditures charged to accrual	(10,882,000)	(7,419,000)	(4,577,000)
Adjustments to prior provisions in Other general expense - net		63,000	(4,942,000)
Ending Balance	8,516,000	5,820,000	8,557,000
Facilities Shutdown Prior to 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	1,365,000
Actual expenditures charged to accrual	(441,000)
Ending Balance	924,000
Facilities Shutdown Prior to 2011 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		2,288,000
Actual expenditures charged to accrual		(955,000)
Adjustments to prior provisions in Other general expense - net		(36,000)
Ending Balance		1,297,000
Facilities shutdown Prior to 2010 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			8,493,000
Actual expenditures charged to accrual			(2,156,000)
Adjustments to prior provisions in Other general expense - net			(4,871,000)
Ending Balance			1,466,000
Paint Stores Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	280,000	1,004,000	313,000
Consumer Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	4,809,000	598,000	0
Global Finishes Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	4,767,000	278,000	7,363,000
Latin America Coatings Group [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A		123,000	0
Other qualified exit costs [Member] | Paint Stores Group [Member] | Stores Shutdown In 2014 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	280,000
Ending Balance	280,000
Other qualified exit costs [Member] | Paint Stores Group [Member] | Facility Shutdown in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	1,499,000
Actual expenditures charged to accrual	(294,000)
Ending Balance	1,205,000
Other qualified exit costs [Member] | Paint Stores Group [Member] | Stores shutdown in 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	244,000	313,000
Provisions in Cost of goods sold or SG&A			313,000
Actual expenditures charged to accrual	(51,000)	(68,000)
Adjustments to prior provisions in Other general expense - net		(1,000)
Ending Balance	193,000	244,000	313,000
Other qualified exit costs [Member] | Paint Stores Group [Member] | Stores shutdown in 2011 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			156,000
Actual expenditures charged to accrual			(144,000)
Adjustments to prior provisions in Other general expense - net			(12,000)
Other qualified exit costs [Member] | Consumer Group [Member] | Facility Shutdown In 2014 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	781,000
Ending Balance	781,000
Other qualified exit costs [Member] | Global Finishes Group [Member] | Exit of Business in 2014 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	2,267,000
Actual expenditures charged to accrual	(1,187,000)
Ending Balance	1,080,000
Other qualified exit costs [Member] | Global Finishes Group [Member] | Stores Shutdown in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	220,000
Actual expenditures charged to accrual	(82,000)
Ending Balance	138,000
Other qualified exit costs [Member] | Global Finishes Group [Member] | Facility shutdown in 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		3,430,000
Provisions in Cost of goods sold or SG&A		83,000	3,430,000
Actual expenditures charged to accrual		(3,530,000)
Adjustments to prior provisions in Other general expense - net		100,000
Ending Balance	83,000	83,000	3,430,000
Other qualified exit costs [Member] | Global Finishes Group [Member] | Branches shutdown in 2011 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance		290,000	470,000
Actual expenditures charged to accrual		(222,000)	(180,000)
Ending Balance		68,000	290,000
Other qualified exit costs [Member] | Global Finishes Group [Member] | Branches shutdown in 2010 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			955,000
Actual expenditures charged to accrual			(133,000)
Ending Balance			822,000
Severance and related costs [Member] | Paint Stores Group [Member] | Stores Shutdown in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A		1,004,000
Actual expenditures charged to accrual		(27,000)
Ending Balance		977,000
Severance and related costs [Member] | Paint Stores Group [Member] | Facility Shutdown in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	977,000
Provisions in Cost of goods sold or SG&A	2,126,000
Actual expenditures charged to accrual	(2,449,000)
Ending Balance	654,000
Severance and related costs [Member] | Consumer Group [Member] | Facility Shutdown In 2014 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	4,028,000
Actual expenditures charged to accrual	(1,296,000)
Ending Balance	2,732,000
Severance and related costs [Member] | Consumer Group [Member] | Facility Shutdown in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	598,000
Provisions in Cost of goods sold or SG&A	97,000	598,000
Actual expenditures charged to accrual	(695,000)
Ending Balance		598,000
Severance and related costs [Member] | Consumer Group [Member] | Manufacturing facilities shutdown in 2011 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			197,000
Actual expenditures charged to accrual			(133,000)
Adjustments to prior provisions in Other general expense - net			(64,000)
Severance and related costs [Member] | Global Finishes Group [Member] | Exit of Business in 2014 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A	2,500,000
Actual expenditures charged to accrual	(2,396,000)
Ending Balance	104,000
Severance and related costs [Member] | Global Finishes Group [Member] | Stores Shutdown in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	33,000
Actual expenditures charged to accrual	(5,000)
Ending Balance	28,000
Severance and related costs [Member] | Global Finishes Group [Member] | Branches Shutdown in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Provisions in Cost of goods sold or SG&A		278,000
Actual expenditures charged to accrual		(25,000)
Ending Balance		253,000
Severance and related costs [Member] | Global Finishes Group [Member] | Facility shutdown in 2012 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	2,177,000	2,236,000
Provisions in Cost of goods sold or SG&A		2,533,000	3,933,000
Actual expenditures charged to accrual	(1,863,000)	(2,592,000)	(1,697,000)
Ending Balance	314,000	2,177,000	2,236,000
Severance and related costs [Member] | Global Finishes Group [Member] | Branches shutdown in 2011 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance			129,000
Actual expenditures charged to accrual			(134,000)
Adjustments to prior provisions in Other general expense - net			5,000
Severance and related costs [Member] | Latin America Coatings Group [Member] | Facility Shutdown in 2013 [Member]
Summary of activity and remaining liabilities associated with qualified exit costs
Beginning Balance	123,000
Provisions in Cost of goods sold or SG&A		123,000
Actual expenditures charged to accrual	(123,000)
Ending Balance		$ 123,000